Other, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Other net [Line Items]
Other operating incomes	$ 119,821,000	$ 85,875,000	$ 70,684,000
Reversal from Impairment of Spare Parts and Supplies	(19,409,000)	(22,394,000)	(17,266,000)
Provision for impairment of spare parts and supplies, note 8(c)	(10,536,000)	(7,243,000)	(6,877,000)
Other Operating Expense	(94,848,000)	(100,960,000)	(99,944,000)
Other operating income expense net	24,973,000	(15,085,000)	(29,260,000)
Profit (loss)	32,682,000	602,935,000	(262,804,000)
Proceeds from insurance claim	0	0	2,358,000
Environmental liabilities, budget for closure	$ 13,587,000
Environmental liabilities, term	6 years
Environmental liabilities, outstanding balance	$ 12,401,000	11,460,000
Minimum
Disclosure of Other net [Line Items]
Environmental liabilities, discount rate	4.984%
Maximum
Disclosure of Other net [Line Items]
Environmental liabilities, discount rate	5.641%
Cost of sales of spare parts, supplies and goods to third parties
Disclosure of Other net [Line Items]
Other Operating Expense	$ (34,601,000)	(45,520,000)	(35,831,000)
Provision for impairment of spare parts and supplies
Disclosure of Other net [Line Items]
Other Operating Expense	(20,478,000)	(22,533,000)	(22,394,000)
Liability related to the tax claim for the years 2009-2010
Disclosure of Other net [Line Items]
Other Operating Expense	(9,598,000)	0	0
Changes in provision for exploration projects
Disclosure of Other net [Line Items]
Other Operating Expense	0	(13,631,000)	(2,030,000)
Cost of sale of services to third parties
Disclosure of Other net [Line Items]
Other Operating Expense	(2,888,000)	(6,591,000)	(10,440,000)
Withdrawals and disposals of property, machinery and equipment, One
Disclosure of Other net [Line Items]
Other Operating Expense	(1,348,000)	(3,924,000)	(1,909,000)
Withdrawals and disposals of property, machinery and equipment, Two
Disclosure of Other net [Line Items]
Other Operating Expense	(418,000)	(13,000)	(119,000)
Penalty of account receivable for tax claim
Disclosure of Other net [Line Items]
Other Operating Expense	0	(2,322,000)	0
Net loss on transfer of contractual transfer
Disclosure of Other net [Line Items]
Other Operating Expense	0	(2,000,000)	0
Fines and interest related to contingencies
Disclosure of Other net [Line Items]
Other Operating Expense	0	(1,612,000)	0
Expenses from previous years
Disclosure of Other net [Line Items]
Other Operating Expense	(700,000)	(1,296,000)	(1,520,000)
Personnel expenses
Disclosure of Other net [Line Items]
Other Operating Expense	(4,951,000)	(379,000)	(5,645,000)
Allowance for expected credit losses
Disclosure of Other net [Line Items]
Other Operating Expense	0	(253,000)	(409,000)
Changes in environmental liabilities provision
Disclosure of Other net [Line Items]
Other Operating Expense	(9,019,000)	0	(15,533,000)
Administrative fines of environmental and security contingencies
Disclosure of Other net [Line Items]
Other Operating Expense	(6,528,000)	(569,000)	(977,000)
Disposal cost of the sale of Contacto Corredores de Seguros S.A investment
Disclosure of Other net [Line Items]
Other Operating Expense	(2,889,000)	0	0
Disposal cost of sale of supplies and merchandise to related parties
Disclosure of Other net [Line Items]
Other Operating Expense	0	0	(72,000)
Disposal cost of the sale of Minera Julcani (Mxico) investment
Disclosure of Other net [Line Items]
Other Operating Expense	(690,000)	0	0
Others.
Disclosure of Other net [Line Items]
Other Operating Expense	(740,000)	(317,000)	(3,065,000)
Sale of supplies and merchandise to third parties
Disclosure of Other net [Line Items]
Other operating incomes	30,611,000	44,392,000	33,014,000
Reversal for impairment of spare parts and supplies
Disclosure of Other net [Line Items]
Other operating incomes	19,409,000	22,394,000	17,266,000
Income from transfer of ownership of mining rights
Disclosure of Other net [Line Items]
Other operating incomes	9,843,000	8,455,000	0
Income from previous years
Disclosure of Other net [Line Items]
Other operating incomes	4,528,000	3,218,000	2,505,000
Sale of services to third parties
Disclosure of Other net [Line Items]
Other operating incomes	3,049,000	2,277,000	10,473,000
Additional income from sale of investments
Disclosure of Other net [Line Items]
Other operating incomes	245,000	1,577,000	0
Insurance Recovery
Disclosure of Other net [Line Items]
Other operating incomes	0	881,000	357,000
Insurance claim Recovery
Disclosure of Other net [Line Items]
Other operating incomes	0	0	2,358,000
Sale of assets to third parties
Disclosure of Other net [Line Items]
Other operating incomes	632,000	791,000	685,000
Changes in provision for mine closure
Disclosure of Other net [Line Items]
Other operating incomes	0	302,000	0
Changes in provision for environmental liabilities
Disclosure of Other net [Line Items]
Other operating incomes	0	228,000	0
Income from dividends in other investments
Disclosure of Other net [Line Items]
Other operating incomes	0	205,000	3,350,000
Sale of supplies to related parties
Disclosure of Other net [Line Items]
Other operating incomes	1,104,000	179,000	169,000
Changes in provisions for exploration projects
Disclosure of Other net [Line Items]
Other operating incomes	7,794,000	0	0
Sale of investment properties
Disclosure of Other net [Line Items]
Other operating incomes	41,523,000	0	0
Others
Disclosure of Other net [Line Items]
Other operating incomes	$ 1,083,000	$ 976,000	$ 507,000